Intangible assets	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5. Intangible assets:

March 31, 2025	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	1,035,714	326,321
	$3,239,450	$2,913,129	$326,321

December 31, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884

Amortization expense was $42,563 (March 31, 2024 - $105,144) for the quarter ended March 31, 2025.